Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest rate swaps - Realized Loss	$ 0	$ (98,656)	$ (312,069)
Interest and finance costs (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statement of Comprehensive Loss - Effective Portion)
Interest rate swaps - Realized Loss	$ 0	$ (98,656)